Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Income Taxes
17.	INCOME TAXES

Income Tax Recognised in Profit or Loss

	For the year ended December 31
	2019	2020	2021
Current tax expense/(benefit)
In respect of the current period	$462,713	$-	$-
Adjustments for prior periods	(54,711)	-	-
	$408,002	$-	$-

	2019	2020	2021
Loss before income tax	$(46,657,535)	$(16,971,289)	$(31,590,582)
Income tax benefit calculated at the statutory rate	(7,931,781)	(2,885,119)	(5,370,399)
Tax effect of income not taxable in determining taxable income	-	-	(464,439)
Non-deductible expenses in determining taxable income	4,115,850	84,196	648,651
Tax credits for research and development expenditures	(2,474,280)	(521,234)	(1,467,816)
Unrecognised loss carryforwards	5,980,036	3,022,607	6,044,928
Effect of different tax rates of group entities operating in other jurisdictions	322,888	299,550	609,075
Withholding tax	450,000	-	-
Adjustments for prior years’ tax	(54,711)	-	-
Income tax expense recognised in profit or loss	$408,002	$-	$-

The Company has unused tax losses of $207 million for fiscal year 2021 (fiscal year 2020: $164 million) available for offset against future profits. No deferred tax asset has been recognised in respect of all the unused tax losses as it is not considered probable that there will be future taxable profits available. Subject to qualifying conditions, the unused trade losses can be carried forward indefinitely.

a.	Cayman Islands

ASLAN Cayman is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.	Singapore

ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd., incorporated in Singapore, are subject to the statutory corporate income tax rate of 17%. In connection with the licensing agreements with Kyungnam Biopharma (previously known as BioGenetics) in February and March 2019, the Company collected upfront payments totaled $3,000,000 from Kyungnam Biopharma in total, which was subject to withholding taxes of 15% in compliance with local regulations in South Korea. The Company therefore recognised income tax expense at an amount of $450,000. Except for the above, ASLAN Pharmaceuticals Pte. Ltd. has no taxable income for the years ended December 31, 2019, 2020 and 2021 and Jaguahr Therapeutics Pte. Ltd. has no taxable income for the years ended December 31, 2020 and 2021, and therefore, no other provision for income tax is required.

c.	Taiwan

ASLAN Pharmaceuticals Taiwan Limited, incorporated in Taiwan, is subject to the statutory corporate income tax rate of 20% and the corporate surtax rate of 5%.

The income tax returns through 2019 have been assessed by the tax authorities. ASLAN Pharmaceuticals Taiwan Limited has no taxable income for the years ended December 31, 2019, 2020 and 2021.

d.	Australia

ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the years ended December 31, 2019, 2020 and 2021, and therefore, no provision for income tax is required.

e.	Hong Kong

ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the years ended December 31, 2019, 2020 and 2021, and therefore, no provision for income tax is required.

f.	China

ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the years ended December 31, 2019, 2020 and 2021, and therefore, no provision for income tax is required.

g.	United States of America

ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, USA in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%.

ASLAN Pharmaceuticals (USA) Inc. has no taxable income for the years ended December 31, 2019, 2020 and 2021, and therefore, no provision for income tax is required.